Note 5 - Other (income) expense (Detail) - Components Of Other (Income) Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Earnings) loss from equity method investments	$ (1,230)	$ 3,475	$ 4,046
Other-than-temporary impairment of investment		3,092
Other	(1,211)	(250)	(1,039)
	$ (2,441)	$ 6,317	$ 3,007